Fair Value Measurements - Reconciliation of Level 3 instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of beginning period	$ 28,199	$ 900
Unrealized gains (losses) recognized as other income	(10,106)	(100)
Fair value as of Ending period	$ 18,093	$ 800
Fair Value, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Income [Extensible List]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)